COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Payments Under Non-Cancelable Operating Leases) (Details) - Dec. 31, 2015 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
COMMITMENTS AND CONTINGENCIES [Abstract]
2016	$ 2,432	¥ 15,755
2017	2,394	15,509
2018	1,716	11,113
2019	738	4,783
2020	633	4,100
Thereafter	8,892	57,600
Total	$ 16,805	¥ 108,860